Marketable Securities (Summary of Investment Securities in an Unrealized Loss Position) (Details) $ in Thousands	Jun. 30, 2019 USD ($)
Investments, Debt and Equity Securities [Abstract]
Unrealized Losses, Less than 12 months	$ (12)
Unrealized Losses, 12 months or more	(202)
Unrealized Losses, Total	(214)
Fair value, Less than 12 months	2,516
Fair value, 12 months or more	22,028
Fair value, Total	$ 24,544